Offerings - Offering: 1	Apr. 30, 2026 USD ($)
Offering:
Fee Previously Paid	true
Transaction Valuation	$ 74,284,000
Amount of Registration Fee	$ 10,258.62
Offering Note

(1) The transaction value is calculated as the aggregate maximum purchase price for preferred shares of beneficial interest of Eaton Vance Senior Floating-Rate Trust. The fee of $10,258.62 was paid in connection with the filing of the Schedule TO-I by the Fund on April 30, 2026.

Calculated at $138.10 per $1,000,000 of the Transaction Value.